Other financial assets, current (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
[custom:InterestInvestedInCurrentTermDepositsNetOfInterestReceived]	₨ 13,452	₨ 16,720
Bottom of range [member]
Disclosure of financial assets [line items]
[custom:SecurityDepositsRanges]	1 year
Top of range [member]
Disclosure of financial assets [line items]
[custom:SecurityDepositsRanges]	8 years